Quarterly Financial Data Quarterly Financial Data-Summarized Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Line Items]
Revenues	$ 385	$ 407	$ 154	$ 420	$ 918	$ 538	$ 465	$ 602	$ 1,366	$ 2,523	$ 1,505
Operating costs and expenses	294	300	251	300	399	362	439	545
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(9)	(70)	23	52	269	52	(37)	(28)	(4)	256	(1,005)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(1,525)	(160)	(53)	16	(50)	14	(96)	47	(1,722)	(85)	(186)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(1,534)	(230)	(30)	68	219	66	(133)	19	(1,726)	171	(1,191)
Income (Loss) from Continuing Operations Attributable to WPX	(14)	(74)	23	52	269	52	(37)	(28)	(13)	256	(993)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to WPX	(1,525)	(160)	(53)	15	(50)	10	(98)	46	(1,723)	(92)	(192)
Net Income (Loss) Attributable to Parent	$ (1,539)	$ (234)	$ (30)	$ 67	$ 219	$ 62	$ (135)	$ 18	$ (1,727)	$ 164	$ (1,185)
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.06)	$ (0.29)	$ 0.11	$ 0.26	$ 1.32	$ 0.26	$ (0.18)	$ (0.14)	$ (0.06)	$ 1.26	$ (4.95)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	(5.53)	(0.64)	(0.25)	0.07	(0.24)	0.04	(0.48)	0.23	(7.36)	(0.45)	(0.96)
Earnings Per Share, Basic	(5.59)	(0.93)	(0.14)	0.33	1.08	0.30	(0.66)	0.09	(7.42)	0.81	(5.91)
Income (Loss) from Continuing Operations, Per Diluted Share	(0.06)	(0.29)	0.11	0.25	1.30	0.26	(0.18)	(0.14)	(0.06)	1.24	(4.95)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	(5.53)	(0.64)	(0.25)	0.07	(0.24)	0.04	(0.48)	0.23	(7.36)	(0.44)	(0.96)
Earnings Per Share, Diluted	$ (5.59)	$ (0.93)	$ (0.14)	$ 0.32	$ 1.06	$ 0.30	$ (0.66)	$ 0.09	$ (7.42)	$ 0.80	$ (5.91)